Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cyber Risk Management and Strategy

Under the oversight of the Board of Directors, since we do not currently have an Audit Committee, we have implemented and maintain a risk management program that includes processes for the systematic identification, assessment, management, and treatment of cybersecurity risks.

We utilize third parties and consultants to assist in the identification and assessment of risks, including to support tabletop exercises and to conduct security testing, if deemed necessary. We utilize well-known cloud-based technologies and service providers such as Microsoft Office, and Google enterprise to provide protection against cybersecurity threats.

We continue to evaluate and enhance our systems, controls, and processes where possible, including in response to actual or perceived threats specific to us or experienced by other companies.

Risks from cybersecurity threats have to date not materially affected us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	Under the oversight of the Board of Directors, since we do not currently have an Audit Committee, we have implemented and maintain a risk management program that includes processes for the systematic identification, assessment, management, and treatment of cybersecurity risks.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Risks from cybersecurity threats have to date not materially affected us, our business strategy, results of operations or financial condition.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	We use, store and process data for and about our customers, employees, partners and suppliers. We have implemented a cybersecurity risk management program that is designed to identify, assess, and mitigate risks from cybersecurity threats to this data, our systems and business operations.